Segment Reporting - Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Voyage revenues	$ 402,928	$ 399,276	$ 392,900
Voyage expenses	(3,321)	(2,857)	(1,772)
Vessel operating expenses	(95,808)	(99,949)	(94,536)
Depreciation and amortization	(94,127)	(97,884)	(100,474)
General and administrative	(23,860)	(20,444)	(18,960)
Restructuring charge	(1,989)	(1,786)	0
Write down of vessels			(29,367)
Income from vessel operations	183,823	176,356	147,791
Equity income	115,478	123,282	78,866
Investment in and advances to equity accounted joint ventures	891,478	671,789
Total assets	3,777,597	4,047,879
Expenditures for vessels and equipment	(194,255)	(470,213)	(39,894)
Expenditures for dry docking	(13,471)	(27,203)	(7,493)
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	307,426	285,694	278,511
Voyage expenses	(1,768)	(407)	(66)
Vessel operating expenses	(59,087)	(55,459)	(50,124)
Depreciation and amortization	(71,711)	(71,485)	(69,064)
General and administrative	(17,992)	(13,913)	(13,224)
Income from vessel operations	156,868	144,430	146,033
Equity income	115,478	123,282	78,866
Investment in and advances to equity accounted joint ventures	891,478	671,789
Total assets	3,395,759	3,591,693
Expenditures for vessels and equipment	(193,669)	(469,463)	(39,366)
Expenditures for dry docking	(8,127)	(21,090)	(6,054)
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	95,502	113,582	114,389
Voyage expenses	(1,553)	(2,450)	(1,706)
Vessel operating expenses	(36,721)	(44,490)	(44,412)
Depreciation and amortization	(22,416)	(26,399)	(31,410)
General and administrative	(5,868)	(6,531)	(5,736)
Restructuring charge	(1,989)	(1,786)
Write down of vessels			(29,367)
Income from vessel operations	26,955	31,926	1,758
Total assets	381,838	456,186
Expenditures for vessels and equipment	(586)	(750)	(528)
Expenditures for dry docking	$ (5,344)	$ (6,113)	$ (1,439)